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                         SEI INSTITUTIONAL MANAGED TRUST
                              HIGH YIELD BOND FUND

                       SUPPLEMENT DATED DECEMBER 18, 2003
             TO THE CLASS A SHARES PROSPECTUS DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR HIGH YIELD BOND FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the High Yield Bond Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Shenkman Capital Management, Inc. and Nicholas-Applegate Capital Management under the sub-section entitled "High Yield Bond Fund" are hereby deleted and replaced with the following paragraphs:

         ING GHENT ASSET MANAGEMENT LLC: ING Ghent Asset Management LLC (ING), located at 230 Park Avenue, 13th Floor, New York, New York 10169, serves as a Sub-Adviser to the High Yield Bond Fund. The four senior members of ING's investment management team, Paul H. Ross, Kenneth J. Monaghan, J. Paul Gillin and Geert Dhont, manage the portion of the High Yield Bond Fund's assets allocated to ING. Messrs. Ross and Monaghan are Co-Founding Managing Directors and Portfolio Managers of ING and its predecessor firm, Ghent Asset Management, Inc., since 1995. Messrs. Gillin and Dhont are Managing Directors and Portfolio Managers of ING and its predecessor firm, Ghent Asset Management, Inc., since 1995 and 1997, respectively.

         LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC: Lincoln Capital Fixed Income Management Company, LLC (Lincoln Capital), located at 200
         S. Wacker Drive, Suite 2100, Chicago, Illinois 60606, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals at Lincoln Capital manages the portion of the High Yield Bond Fund's assets allocated to Lincoln Capital.

         METROPOLITAN WEST ASSET MANAGEMENT, LLC: Metropolitan West Asset Management, LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the High Yield Bond Fund. Jeff Koch and Mark Unferth co-manage the portion of the High Yield Bond Fund's assets allocated to MWAM. Prior to joining MWAM in December of 2002, Mr. Koch had been a Portfolio Manager and Co-portfolio Manager of several funds at Strong Capital Management for over 13 years. Mr. Unferth joined MWAM in April of 2002. From 2000 to 2002, Mr. Unferth was a Managing Director of Credit Suisse First Boston (Credit Suisse), and from 1998-2000 he was Senior Vice
         President of the high yield sales and trading group at Donaldson, Lufkin & Jenrette, which merged with Credit Suisse in 2000.

There are no changes to the other sub-advisers of the High Yield Bond Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                         SEI INSTITUTIONAL MANAGED TRUST
                              HIGH YIELD BOND FUND
                              SMALL CAP VALUE FUND
                                REAL ESTATE FUND

                       SUPPLEMENT DATED DECEMBER 18, 2003
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Shenkman Capital Management, Inc. and Nicholas-Applegate Capital Management are hereby deleted and the following paragraphs relating to ING Ghent Asset Management LLC and Lincoln Capital Fixed Income Management Company, LLC are added:

ING GHENT ASSET MANAGEMENT LLC - ING Ghent Asset Management LLC ("ING") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. ING is a wholly-owned subsidiary of ING Furman Selz Asset Management and an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity.

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC - Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Lincoln Capital is a 100% owned subsidiary of Lehman Brothers Holdings Inc.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Metropolitan West Asset Management, LLC has been deleted and replaced with the following:

METROPOLITAN WEST ASSET MANAGEMENT LLC - Metropolitan West Asset Management LLC ("MWAM") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income and High Yield Bond Funds. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

In addition, the SAI is hereby amended and supplemented to reflect a change in the ownership structure of Security Capital Research & Management Inc. ("Security Capital"), a sub-adviser to the Small Cap Value and Real Estate Funds. Accordingly, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Security Capital is hereby deleted and replaced with the following:

SECURITY CAPITAL RESEARCH & MANAGEMENT INC. - Security Capital Research & Management Inc. ("Security Capital") serves as a Sub-Adviser to the Small Cap Value and Real Estate Funds. Security Capital is 100% owned by Banc One Investment Advisors

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Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One, N.A. is wholly owned by Bank One Corporation.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE